Debt - Maturities for long-term debt and finance lease obligations and debt outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities for long-term debt
Total Long-term debt	$ 12,643,088	$ 12,096,552
Maturities for finance leases
2025	14,949
2026	14,949
2027	14,949
2028	3,052
2029	3,052
Maturities for contractual obligations
2025	398,979
2026	347,572
2027	324,904
2028	357,638
2029	$ 405,046
Weighted average interest rate on short-term borrowings (as a percent)	4.80%	5.72%
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	$ 12,388,625	$ 12,096,552
Long-term debt
Maturities for long-term debt
2025	388,566
2026	335,977
2027	311,992
2028	355,485
2029	$ 402,649
Maturities for contractual obligations
Weighted average interest rate on long-term debt	3.95%	3.89%
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	$ 12,388,625	$ 12,096,552
Unamortized Debt Issuance Costs and Debt Discounts	120,328	120,560
Finance Leases
Maturities for finance leases
2025	10,413
2026	11,595
2027	12,912
2028	2,153
2029	2,397
FFB | Long-term debt
Maturities for long-term debt
2025	285,536
2026	273,477
2027	249,492
2028	292,985
2029	340,149
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	6,846,935	6,841,352
Unamortized Debt Issuance Costs and Debt Discounts	48,947	51,083
FMBs | Long-term debt
Maturities for long-term debt
2025	62,500
2026	62,500
2027	62,500
2028	62,500
2029	62,500
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	4,837,500	4,551,010
Unamortized Debt Issuance Costs and Debt Discounts	63,373	60,987
PCRBs | Long-term debt
Maturities for long-term debt
2025	40,530
2026	0
2027	0
2028	0
2029	0
Total Long-term debt	40,530
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	704,190	704,190
Unamortized Debt Issuance Costs and Debt Discounts	$ 8,008	$ 8,490